Financial assets and liabilities - Commodity forward contracts (Details) $ in Millions	Dec. 31, 2025 USD ($)
Disclosure of detailed information about financial instruments [line items]
Hedge ratio	1
Level 2
Disclosure of detailed information about financial instruments [line items]
Fair value of contracts when initiated	$ 0